New Accounting Pronouncements and Extraordinary Item	12 Months Ended
Dec. 31, 2013
Extraordinary Item

2. EXTRAORDINARY ITEM

TCC Texas Restructuring

In February 2006, the PUCT issued an order that denied recovery of capacity auction true-up amounts. Based on the February 2006 PUCT order, TCC recorded the disallowance as a $421 million ($273 million, net of tax) extraordinary loss in the December 31, 2005 financial statements. In July 2011, the Supreme Court of Texas reversed the PUCT's February 2006 disallowance of capacity auction true-up amounts and remanded for reconsideration the treatment of certain tax balances under normalization rules. Based upon the Supreme Court of Texas reversal of the PUCT's capacity auction true-up disallowance, TCC recorded a pretax gain of $421 million ($273 million, net of tax) in Extraordinary Item, Net of Tax on the statements of income in 2011.

Following a remand proceeding, the PUCT allowed TCC to retain contested tax balances in full satisfaction of its true-up proceeding, including carrying charges. Based upon the PUCT order, TCC recorded the reversal of regulatory credits of $65 million ($42 million, net of tax) and the reversal of $89 million of accumulated deferred investment tax credits ($58 million, net of tax) in Extraordinary Item, Net of Tax on the statements of income in 2011.